UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		February 13, 2013

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  36
Form 13F Information Table Value Total: $262,064 (x 1,000)

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                                      VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT  PRN CALL DISCRETION  MGRS  SOLE     SHARED NONE

AmerisourceBergen Corp              COM  03073E105      $16,590   384,200 SH      SOLE                384,200      0    0
Archer-Daniels-Midland Co           COM  039483102       $2,465    90,000 SH      SOLE                 90,000      0    0
Beacon Roofing Supply Inc           COM    73685109      $8,295   249,240 SH      SOLE                249,240      0    0
Bed Bath & Beyond Inc               COM  075896100      $23,639   422,798 SH      SOLE                422,798      0    0
Coca Cola Co                        COM   191216100      $1,450    40,000 SH      SOLE                 40,000      0    0
CVS Caremark Corp                   COM   126650100     $22,732   470,153 SH      SOLE                470,153      0    0
Darden Restaurants Inc              COM   237194105      $2,344    52,000 SH      SOLE                 52,000      0    0
Dollar General Corp NEW             COM   256677105     $22,750   516,000 SH      SOLE                516,000      0    0
Dollar Tree Inc                     COM   256746108      $4,320   106,500 SH      SOLE                106,500      0    0
Edgen Group Inc CL A                CLA  28014Q107      $12,152 1,721,286 SH      SOLE              1,721,286      0    0
Family Dollar Stores                COM   307000109      $3,456    54,500 SH      SOLE                 54,500      0    0
General Mls Inc                     COM   370334104      $3,217    79,600 SH      SOLE                 79,600      0    0
Grainager W W Inc                   COM   384802104     $14,483    71,566 SH      SOLE                 71,566      0    0
HJ Heinz Co                         COM   423074103        $767    13,300 SH      SOLE                 13,300      0    0
Kellogg Co                          COM   487836108        $134     2,400 SH      SOLE                  2,400      0    0
Kraft Foods Inc-A                   CLA  50075N104         $512    11,263 SH      SOLE                 11,263      0    0
Lawson Prods Inc                    COM   520776105      $1,699   171,604 SH      SOLE                171,604      0    0
Mastercard Incorporated             CLA  57636Q104       $5,453    11,100 SH      SOLE                 11,100      0    0
McDonalds Corp                      COM   580135101      $5,407    61,300 SH      SOLE                 61,300      0    0
McKesson Corp                       COM  58155Q103      $17,883   184,443 SH      SOLE                184,443      0    0
Mednax Inc                          COM  58502B106      $13,751   172,925 SH      SOLE                172,925      0    0
Mondelez Intl CL A                  CLA   309207105      $2,423    95,200 SH      SOLE                 95,200      0    0
MRC Global Inc.                     COM  55345K103      $11,530   415,034 SH      SOLE                415,034      0    0
Praxair Inc                         COM  74005P104       $8,942    81,700 SH      SOLE                 81,700      0    0
Price T Rowe Group Inc              COM  74144T108      $10,294   158,087 SH      SOLE                158,087      0    0
Proctor & Gamble Co                 COM   742712109      $5,472    80,600 SH      SOLE                 80,600      0    0
Service Corp Internationa           COM   817565104     $12,470   902,967 SH      SOLE                902,967      0    0
Smuckers J M Co                 COM NEW   832696405      $4,071    47,200 SH      SOLE                 47,200      0    0
Target Corp                         COM  87612E106       $4,881    82,500 SH      SOLE                 82,500      0    0
Towers Watson & Co CL A            CL A  891894107         $905    16,100 SH      SOLE                 16,100      0    0
Treehouse Foods Inc.                COM  89469A104         $130     2,500 SH      SOLE                  2,500      0    0
United Stationers Inc               COM   913004107      $3,644   117,583 SH      SOLE                117,583      0    0
Visa Inc                            CLA  92826C839         $288     1,900 SH      SOLE                  1,900      0    0
Vishay Precision Group In           COM  92835K103       $2,485   187,995 SH      SOLE                187,995      0    0
Wal Mart Stores Inc                 COM   931142102      $4,094    60,000 SH      SOLE                 60,000      0    0
Wesco International Inc             COM  95082P105       $6,936   102,857 SH      SOLE                102,857      0    0
